Equity Method Investment in Joint Ventures (Tables)	6 Months Ended
Dec. 31, 2024
Equity Method Investment in Joint Ventures
Schedule of information about joint ventures

Changes in the Company’s investment in the Joint Ventures for the periods indicated are summarized as follows:

	SWA Lithium	Texas Lithium	Total
Balance, May 7, 2024	$95,008	$52,015	$147,023
Loss from investment in joint ventures	(89)	(69)	(158)
Balance, June 30, 2024	$94,919	$51,946	$146,865
Loss from investment in joint ventures	(655)	(52)	(707)
Balance, December 31, 2024	$94,264	$51,894	$146,158

Disclosure of summarized financial information for interest in the joint ventures

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the six month fiscal period ended December 31, 2024 are:

	SWA Lithium	Texas Lithium	Total
Net loss	$1,191	$95	$1,286
Company’s share of net loss	$655	$52	$707

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the year ended June 30, 2024:

	SWA Lithium	Texas Lithium	Total
Net loss	$163	$127	$290
Company’s share of net loss	$89	$69	$158

The carrying amount of the Company's investment in joint ventures on a 100% basis as at December 31, 2024 is as follows:

	SWA Lithium	Texas Lithium	Total
Current assets	$20,221	$14,208	$34,429
Non-current assets	54,351	38,030	92,381
Total assets	74,572	52,238	126,810
Current liabilities	5,788	2,984	8,772
Non-current liabilities	8	—	8
Total liabilities	5,796	2,984	8,780
Net assets	$68,776	$49,254	$118,030
Company’s share of joint ventures	37,827	27,090	64,917
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in joint ventures	$94,264	$51,894	$146,158